Investment in securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31, 2021				December 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	724	—	(502)	222	5,274	2,531	(488)	7,317
Total equity securities	724	—	(502)	222	5,274	2,531	(488)	7,317

Available-for-sale
US government and federal agencies	3,163,964	30,945	(51,285)	3,143,624	2,493,659	72,713	(306)	2,566,066
Non-US governments debt securities	291,119	—	(1,526)	289,593	22,797	—	(389)	22,408
Asset-backed securities - Student loans	13,290	—	(116)	13,174	13,290	—	(345)	12,945
Residential mortgage-backed securities	27,191	218	(70)	27,339	58,589	1,108	—	59,697
Total available-for-sale	3,495,564	31,163	(52,997)	3,473,730	2,588,335	73,821	(1,040)	2,661,116

Held-to-maturity¹
US government and federal agencies	2,763,344	57,497	(34,729)	2,786,112	2,194,371	110,526	(141)	2,304,756
Total held-to-maturity	2,763,344	57,497	(34,729)	2,786,112	2,194,371	110,526	(141)	2,304,756
¹ For the years ended December 31, 2021, 2020 and 2019, impairments recognized in other comprehensive income for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2021	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	2,144,105	(47,214)	102,428	(4,071)	2,246,533	(51,285)
Non-US governments debt securities	267,201	(1,125)	22,392	(401)	289,593	(1,526)
Asset-backed securities - Student loans	—	—	13,174	(116)	13,174	(116)
Residential mortgage-backed securities	8,051	(70)	—	—	8,051	(70)
Total available-for-sale securities with unrealized losses	2,419,357	(48,409)	137,994	(4,588)	2,557,351	(52,997)

Held-to-maturity securities with unrealized losses
US government and federal agencies	1,568,315	(33,554)	29,713	(1,175)	1,598,028	(34,729)

	Less than 12 months		12 months or more
December 31, 2020	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	120,599	(279)	236	(27)	120,835	(306)
Non-US governments debt securities	15	—	22,393	(389)	22,408	(389)
Asset-backed securities - Student loans	—	—	12,945	(345)	12,945	(345)
Total available-for-sale securities with unrealized losses	120,614	(279)	35,574	(761)	156,188	(1,040)

Held-to-maturity securities with unrealized losses
US government and federal agencies	36,079	(141)	—	—	36,079	(141)

	December 31, 2021		December 31, 2020
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	807	842	1,387	1,456
Held-to-maturity	33,102	31,958	2,460	2,623

Summary of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2021	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	—	—	640,654	183,155	—	2,319,815	3,143,624
Non-US governments debt securities	—	—	289,593	—	—	—	289,593
Asset-backed securities - Student loans	—	—	—	—	—	13,174	13,174
Residential mortgage-backed securities	—	—	—	—	—	27,339	27,339
Total available-for-sale	—	—	930,247	183,155	—	2,360,328	3,473,730

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,763,344	2,763,344

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2021			December 31, 2020			December 31, 2019
	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	189,417	1,563	(1,802)	349,699	1,171	(55)	35,001	115	—
Non-US governments debt securities	—	—	—	3,266	104	—	—	—	—
Corporate debt securities	—	—	—	—	—	—	64,787	49	(141)
Commercial mortgage-backed securities	—	—	—	—	—	—	124,545	901	(272)
Pass-through note	—	—	—	—	—	—	972	972	—
Total	189,417	1,563	(1,802)	352,965	1,275	(55)	225,305	2,037	(413)